Related Party Transactions	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions

Note 12—Related Party Transactions

In December 2010, Eclipse Operating was formed by members of the Company’s management team for purposes of operating Eclipse I. The Company’s Chairman, President and Chief Executive Officer, Executive Vice President, Secretary and General Counsel and Executive Vice President and Chief Operating Officer each owned 33% of the membership units of Eclipse Operating. Eclipse Operating provide administrative and management services to Eclipse I under the terms of an Administrative Services Agreement. In connection with the Corporate Reorganization, Eclipse I acquired of all the outstanding equity interests of Eclipse Operating for $0.1 million, which is the amount of the aggregate capital contributions made to Eclipse Operating by its members. As a result, Eclipse Operating became a wholly owned subsidiary of Eclipse I.

Under the terms of the Administrative Services Agreement, Eclipse I paid Eclipse Operating a monthly management fee equal to the sum of all general and administrative expenditures incurred in the management and administration of Eclipse I’s operations. These costs included salaries, wages and benefits, rent, insurance, and other expenses and costs required to operate Eclipse I. These expenses were billed in arrears at the actual cost to Eclipse Operating. During the period from January 1, 2014 to June 23, 2014 the Company’s management fee to Eclipse Operating was $15.6 million. The Company’s management fee to Eclipse Operating was $14.7 million, and $4.2 million for the years ending December 31, 2013 and 2012, respectively. These expenses are classified within “Operating expenses—General and administrative” in the consolidated statements of operations.

As of December 31, 2014, the Company has recorded an accrued liability of $972,000 related to a final distribution of the assets of Eclipse Operating. This amount will be distributed equally among the three former shareholders during 2015 and is reflected as a reduction of initial gain recorded on the acquisition of Eclipse Operating, which is classified within “Other income” in the Consolidated Statements of Operations.

During the year ended December 31, 2014 the Company incurred approximately $0.2 million related to flight charter services provided by BWH Air, LLC and BWH Air II, LLC, which are owned by the Company’s Chairman, President and Chief Executive Officer. The fees are paid in accordance with a standard service contract that does not obligate the Company to any minimum terms.